Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenues	$ 2,458,531	$ 2,137,320	$ 4,415,032	$ 3,286,634	$ 10,997,988	$ 584,806
Net revenues - related parties	666		139,716
Total net revenues	2,459,197	2,137,320	4,554,748	3,286,634
Cost of revenues	1,118,184	378,090	2,465,758	688,256	4,803,813	243,688
Gross profit	1,341,013	1,759,230	2,088,990	2,598,378	6,194,175	341,118
Operating expenses:
Selling and marketing expenses	786,519	1,416,672	1,406,786	1,981,777	4,091,542	34,094
Professional and consulting expenses	557,662	336,367	1,111,614	508,135	1,635,283	233,150
Compensation and related expenses	377,256	281,785	657,274	377,885	990,403	150,545
General and administrative expenses	240,893	198,647	498,590	569,904	955,688	187,063
Total operating expenses	1,962,330	2,233,471	3,674,264	3,437,701	7,672,916	604,852
Loss from operations	(621,317)	(474,241)	(1,585,274)	(839,323)	(1,478,741)	(263,734)
Other income (expenses)
Interest expense	26,281	(306,144)	(1,068,952)	(353,058)	(574,461)	(100,056)
Derivative expense		(88,837)	(16,900)	(214,203)	(354,904)	(127,285)
Amortization of debt discount and deferred financing cost	(84,654)	(511,863)	(402,494)	(670,865)	(1,968,797)	(236,634)
Loss from foreign currency transactions	(1,563)		(5,488)		(6,871)
Fraud loss caused by computer hackers	(1,407)		(20,807)		(240,462)
Change in fair value of derivative liabilities	379,338	(645,644)	556,554	(769,211)	394,428	474,775
Interest income	197	822	361	822	1,390
Forgiveness of PPP loan					18,291	18,608
Forgiveness of convertible debt						50,000
Other income	6,096	24,406	17,905	24,406	16,890
Gain from extinguishment of debt, net	111,649	81,000	261,404	423,309	631,052	36,276
Total other income (expense)	435,937	(1,446,260)	(678,417)	(1,558,800)	(2,083,444)	115,684
Loss before provision for income taxes	(185,380)	(1,920,501)	(2,263,691)	(2,398,123)	(3,562,185)	(148,050)
Provision for income taxes
Net loss	(185,380)	(1,920,501)	(2,263,691)	(2,398,123)	(3,562,185)	(148,050)
Losses attributable to non-controlling interest	205,891	300,884	698,616	377,152	923,629
Net income (loss) attributable to Bergio International, Inc.	20,511	(1,619,617)	(1,565,075)	(2,020,971)	$ (2,638,556)	$ (148,050)
Deemed dividend	(740,878)		(1,555,878)
Net loss available to Bergio International, Inc. common stockholders	$ (720,367)	$ (1,619,617)	$ (3,120,953)	$ (2,020,971)
Net loss per common share - basic and diluted
Basic and diluted (in Dollars per share)	$ 0	$ 0	$ 0	$ (0.01)	$ 0	$ 0
Diluted (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0	$ 0
Weighted average common shares outstanding:
Basic and diluted (in Shares)	2,949,593,963	353,052,392	2,485,386,364	246,224,350	546,098,201	86,018,507
Diluted (in Shares)	2,949,593,963	353,052,392	2,485,386,364	246,224,350	546,098,201	86,018,507